Contingencies - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 20, 2017	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Settlement amount	$ 35
Chaparral Energy, Inc. [Member] | Healthcare of Ontario Pension Plan (HOOPP) [Member] | Pending litigation [Member]
Loss Contingencies [Line Items]
Damages sought, value		$ 215